Other non-current financial assets (Tables)	12 Months Ended
Dec. 31, 2023
Other non-current financial assets.
Schedule of other non-current financial assets

	AS OF DECEMBER 31,
(amounts in thousands of euros)	2021	2022	2023
Liquidity contract - cash balance	72	38	25
Security deposit for non-convertible bonds (“Kreos contract 2018”)	104	126	134
Security deposit for the “Kreos contract 2021” loan agreement (see Note 12.2.3)	—	—	—
Other security deposits	10	9	—
Total other non-current financial assets	186	173	158